Pension And Postretirement Benefits (Employee Benefit Obligation Amounts Recognized) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Benefit [Member]
Current portion of employee benefit obligation	$ 0	$ 0
Employee benefit obligation	(10,203)	(6,296)
Net amount recognized	(10,203)	(6,296)
Postretirement Benefit [Member]
Current portion of employee benefit obligation	(2,288)	(2,394)
Employee benefit obligation	(22,775)	(21,497)
Net amount recognized	(25,063)	(23,891)
Supplemental Retirement Plans [Member]
Employee benefit obligation	$ 2,294	$ 2,270